SCHEDULE OF DEPRECIATION EXPENSES ON PROPERTY AND EQUIPMENT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation expenses	¥ 5,304	¥ 5,507	¥ 4,721
Cost of Sales [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation expenses	22	1,404	1,377
Research and Development Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation expenses	1,403	1,395	538
Selling and Marketing Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation expenses	2,158	1,703	1,449
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation expenses	¥ 1,721	¥ 1,005	¥ 1,357